ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued expenses		$ 317	$ 454
Tax payables		126	168
Customer advances		118	83
Accrued lease liability, current portion		391	66
Acquisition liability		126	718
Other current liabilities		77	159
Total	$ 2,171	$ 1,155	$ 1,648